CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Class C Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)
Beginning Balance at Mar. 31, 2016		¥ (1,777,453)	¥ 21		¥ 10	¥ 146,883	¥ 139	¥ (1,896,245)	¥ (28,261)	¥ (1,777,453)
Beginning Balance, shares at Mar. 31, 2016 | shares			340,583,121		215,243,513
Net loss		(939,140)						(939,137)		(939,137)	¥ (3)
Share-based compensation		20,738				20,738				20,738
Accretion of convertible redeemable preferred shares to redemption value		(601,902)				(167,621)		(434,281)		(601,902)
Cancellation of ordinary shares		0	¥ 0	¥ 0	¥ 0	0	0	0	0	0	0
Cancellation of ordinary shares, shares | shares			(5,048,271)
Foreign currency translation adjustment		96,010							96,010	96,010
Unrealized securities holding gains, net of tax		1,000							1,000	1,000
Appropriations to statutory reserves							773	(773)
Ending Balance at Mar. 31, 2017		(3,200,747)	¥ 21		¥ 10		912	(3,270,436)	68,749	(3,200,744)	(3)
Ending Balance, shares at Mar. 31, 2017 | shares			335,534,850		215,243,513
Net loss		(558,053)						(558,169)		(558,169)	116
Share-based compensation		16,836				16,836				16,836
Accretion of convertible redeemable preferred shares to redemption value		(688,240)				(16,895)		(671,345)		(688,240)
Foreign currency translation adjustment		(81,141)							(81,141)	(81,141)
Cumulative other comprehensive loss in equity interest in JM Weshop		(2,124)							(2,124)	(2,124)
Unrealized securities holding gains, net of tax		10,866							10,866	10,866
Appropriations to statutory reserves							1,067	(1,067)
Deconsolidation of subsidiary		(113)									¥ (113)
Others		59				59				59
Ending Balance at Mar. 31, 2018		(4,502,657)	¥ 21		¥ 10		1,979	(4,501,017)	(3,650)	(4,502,657)
Ending Balance, shares at Mar. 31, 2018 | shares			335,534,850	90,491,694	215,243,513
Net loss	$ (72,460)	(486,275)						(486,275)		(486,275)
Share-based compensation		103,068				103,068				103,068
Accretion of convertible redeemable preferred shares to redemption value	(75,978)	(509,904)				(161,253)		(348,651)		(509,904)
Foreign currency translation adjustment	8,261	55,440							55,440	55,440
Cumulative other comprehensive loss in equity interest in JM Weshop	140	938							938	938
Unrealized securities holding gains, net of tax	$ 3,735	25,067							25,067	25,067
Appropriations to statutory reserves							496	(496)
Conversion and redesignation of mezzanine equity		8,964,528	¥ 132			8,964,396				8,964,528
Conversion and redesignation of mezzanine equity, shares | shares			1,914,881,850
Issuance of ordinary shares, net of issuance cost		389,364	¥ 8			389,356				389,364
Issuance of ordinary shares, net of issuance cost, shares | shares			120,872,750
Deemed dividend to holders of mezzanine equity						89,076		(89,076)
Issuance of ordinary shares pursuant to share incentive plan		¥ 5,533			¥ 6	5,527				5,533
Issuance of ordinary shares pursuant to share incentive plan, shares | shares	87,990,491	87,990,491			87,990,491
Redesignation of Class C ordinary shares				¥ 16	¥ (16)
Redesignation of Class C ordinary shares, shares | shares				303,234,004	(303,234,004)
Others		¥ 2,567				2,567				2,567
Ending Balance at Mar. 31, 2019	$ 603,121	¥ 4,047,669	¥ 161	¥ 16		¥ 9,392,737	¥ 2,475	¥ (5,425,515)	¥ 77,795	¥ 4,047,669
Ending Balance, shares at Mar. 31, 2019 | shares			2,371,289,450	303,234,004